Segment reporting (Tables)	12 Months Ended
Sep. 30, 2018
Segment reporting
Schedule of segment results on a cash earnings basis

The following tables present the segment results on a cash earnings basis for the Group:1

2018			BT
			Financial	Westpac	Westpac			Net cash
	Consumer	Business	Group	Institutional	New	Group		earnings	Income
$m	Bank	Bank	(Australia)	Bank	Zealand	Businesses	Total	adjustment	Statement
Net interest income	7,748	4,065	578	1,416	1,720	812	16,339	166	16,505
Non-interest income	746	1,189	1,648	1,556	438	35	5,612	16	5,628

Net operating income before operating expenses and impairment charges	8,494	5,254	2,226	2,972	2,158	847	21,951	182	22,133
Operating expenses	(3,542)	(1,876)	(1,291)	(1,446)	(860)	(571)	(9,586)	(106)	(9,692)
Impairment (charges)/benefits	(451)	(291)	(6)	38	(2)	2	(710)	-	(710)

Profit before income tax	4,501	3,087	929	1,564	1,296	278	11,655	76	11,731
Income tax expense	(1,361)	(928)	(284)	(473)	(362)	(178)	(3,586)	(46)	(3,632)
Net profit attributable to non-controlling interests	-	-	-	(5)	-	1	(4)	-	(4)

Cash earnings for the year	3,140	2,159	645	1,086	934	101	8,065	30	8,095

Net cash earnings adjustments	(15)	(2)	(73)	-	13	107	30

Net profit attributable to owners of Westpac Banking Corporation	3,125	2,157	572	1,086	947	208	8,095

Additional information
Depreciation, amortisation and impairments	(173)	(71)	(78)	(274)	(81)	(467)	(1,144)

Balance Sheet
Total assets	392,495	156,523	34,923	102,380	82,424	110,847	879,592

Total liabilities	212,472	114,137	42,500	126,620	72,078	247,212	815,019

Additions of property and
equipment and intangible assets	363	94	96	88	99	452	1,192

2017			BT
			Financial	Westpac	Westpac			Net cash
	Consumer	Business	Group	Institutional	New	Group		earnings	Income
$m	Bank	Bank	(Australia)	Bank	Zealand	Businesses	Total	adjustment	Statement
Net interest income	7,638	3,885	511	1,328	1,629	713	15,704	(188)	15,516
Non-interest income	813	1,141	1,744	1,707	480	(33)	5,852	434	6,286

Net operating income before operating expenses and impairment charges	8,451	5,026	2,255	3,035	2,109	680	21,556	246	21,802
Operating expenses	(3,378)	(1,818)	(1,199)	(1,351)	(903)	(456)	(9,105)	(329)	(9,434)
Impairment (charges)/benefits	(565)	(343)	(4)	(56)	72	43	(853)	-	(853)

Profit before income tax	4,508	2,865	1,052	1,628	1,278	267	11,598	(83)	11,515
Income tax expense	(1,353)	(862)	(316)	(462)	(361)	(175)	(3,529)	11	(3,518)
Net profit attributable to non-controlling interests	-	-	-	(7)	-	-	(7)	-	(7)

Cash earnings for the year	3,155	2,003	736	1,159	917	92	8,062	(72)	7,990

Net cash earnings adjustments	(116)	(10)	160	-	(14)	(92)	(72)

Net profit attributable to owners of Westpac Banking Corporation	3,039	1,993	896	1,159	903	-	7,990

Additional information
Depreciation, amortisation and impairments1	(335)	(79)	(49)	(206)	(86)	(514)	(1,269)

Balance Sheet
Total assets	377,457	153,078	35,237	103,080	81,285	101,738	851,875

Total liabilities	202,689	111,385	41,431	118,875	71,432	244,721	790,533

Additions of property and
equipment and intangible assets	276	54	93	55	85	442	1,005

1Comparatives have been revised for consistency.

2016			BT
			Financial	Westpac	Westpac			Net cash
	Consumer	Business	Group	Institutional	New	Group		earnings	Income
$m	Bank	Bank	(Australia)	Bank	Zealand	Businesses	Total	adjustment	Statement
Net interest income	7,268	3,766	460	1,421	1,606	827	15,348	(200)	15,148
Non-interest income	863	1,089	1,908	1,537	483	8	5,888	(51)	5,837

Net operating income before operating expenses and impairment charges	8,131	4,855	2,368	2,958	2,089	835	21,236	(251)	20,985
Operating expenses	(3,312)	(1,774)	(1,184)	(1,374)	(889)	(398)	(8,931)	(286)	(9,217)
Impairment (charges)/benefits	(516)	(386)	-	(177)	(54)	9	(1,124)	-	(1,124)

Profit before income tax	4,303	2,695	1,184	1,407	1,146	446	11,181	(537)	10,644
Income tax expense	(1,292)	(810)	(352)	(421)	(321)	(148)	(3,344)	160	(3,184)
Net profit attributable to
non-controlling interests	-	-	-	(7)	-	(8)	(15)	-	(15)

Cash earnings for the year	3,011	1,885	832	979	825	290	7,822	(377)	7,445

Net cash earnings adjustments	(116)	(10)	(32)	-	2	(221)	(377)

Net profit attributable to owners of Westpac Banking Corporation	2,895	1,875	800	979	827	69	7,445

Additional information
Depreciation, amortisation and impairments	(282)	(65)	(67)	(188)	(102)	(524)	(1,228)

Balance Sheet
Total assets1	359,228	148,904	38,217	110,616	82,071	100,166	839,202

Total liabilities	191,027	106,046	40,792	125,931	72,408	244,817	781,021

Additions of property and
equipment and intangible assets	178	83	88	459	96	417	1,321

1Total assets for BT Financial Group (Australia) include the equity accounted carrying value of the investment in Pendal Group Limited of $718 million.

Schedule of reconciliation of cash earnings to net profit

$m	2018	2017	2016
Cash earnings for the year	8,065	8,062	7,822

Cash earning adjustments:
Adjustments relating to Pendal (BTIM)1	(73)	171	-
Amortisation of intangible assets	(17)	(137)	(158)
Acquisition, transaction and integration expenses	-	-	(15)
Fair value gain/(loss) on economic hedges	126	(69)	(203)
Ineffective hedges	(13)	(16)	9
Treasury shares	7	(21)	(10)

Total cash earnings adjustments	30	(72)	(377)

Net profit attributable to owners of Westpac Banking Corporation	8,095	7,990	7,445

1Pendal Group Limited (Pendal), formerly BT Investment Management (BTIM).

Schedule of geographic segments

	2018		2017		2016
	$m	%	$m	%	$m	%
Revenue
Australia	32,696	85.6	32,328	86.2	32,868	87.3
New Zealand	4,406	11.5	4,360	11.6	4,158	11.0
Other overseas2	1,097	2.9	830	2.2	633	1.7

Total	38,199	100.0	37,518	100.0	37,659	100.0

Non-current assets3
Australia	12,271	93.7	12,326	93.8	12,607	93.7
New Zealand	756	5.8	745	5.7	774	5.8
Other overseas2	65	0.5	68	0.5	77	0.5

Total	13,092	100.0	13,139	100.0	13,458	100.0

2Other included Pacific Islands, Asia, the Americas and Europe. 3Non-current assets represent property and equipment and intangible assets.